Accounts Receivables and Payables - Schedule of Account Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Account Receivables [Line Items]
Accounts Receivable, Total	$ 503,820	$ 203,522	$ 188,358
Trade receivable [Member]
Schedule of Account Receivables [Line Items]
Accounts Receivable, Total	482,125	188,298	163,473
Deposits and guarantees given [Member]
Schedule of Account Receivables [Line Items]
Accounts Receivable, Total	$ 21,695	$ 15,224	$ 24,885